Leases - Disclosure of Amounts Recognized in the Income Statement Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	€ 10,317	€ 10,832	€ 12,975
Expense relating to short-term leases (included in Operating expenses)	100	718	943
Expense relating to leases of low-value assets that are not short-term leases (included in Operating expenses)	18	63	88
Expense relating to variable lease payments not included in lease liabilities (included in Other expenses)	1,107	3,235	2,421
Total other lease-related expenses	1,225	4,016	3,452
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	3,616	3,891	4,534
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	2,988	3,762	5,046
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	2,110	2,019	2,147
Others
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge of right-of-use assets	€ 1,603	€ 1,160	€ 1,248